Financial Risk Management - Disaggregation of Structured Finance Loans and Advances (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 90,682,938	¥ 84,805,192	¥ 85,129,070
Real estate finance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	2,493,748		2,421,408
Project finance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	3,978,779		3,976,222
Other structured finance [Member]
Disclosure of credit risk exposure [line items]
Loans and advances	387,400		374,430
Structured finance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 6,859,927		¥ 6,772,060